Victory Pioneer Fund VCT Portfolio Expense Example - Victory Pioneer Fund VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	940
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	$ 1,234